Average Annual Total Returns			12 Months Ended	60 Months Ended	84 Months Ended		120 Months Ended
		Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		25.02%	14.53%	13.83%	[2]	13.10%
Russell Midcap Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			22.10%	11.47%	12.08%	[2]	11.54%
Russell Midcap Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			15.34%	9.92%	9.65%	[2]	9.63%
A
Prospectus [Line Items]
Average Annual Return, Percent			5.51%	8.80%			8.99%
C
Prospectus [Line Items]
Average Annual Return, Percent			9.55%	9.10%			8.76%
R
Prospectus [Line Items]
Average Annual Return, Percent			11.40%	9.81%			9.39%
Z
Prospectus [Line Items]
Average Annual Return, Percent			12.01%	10.41%			9.95%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.84%	6.94%			6.12%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.03%	7.73%			7.07%
R2
Prospectus [Line Items]
Average Annual Return, Percent			11.64%	10.01%	10.52%
Performance Inception Date		Dec. 27, 2017
R4
Prospectus [Line Items]
Average Annual Return, Percent			11.90%	10.28%	10.79%
Performance Inception Date		Dec. 27, 2017
R6
Prospectus [Line Items]
Average Annual Return, Percent			12.15%	10.54%			10.11%

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class R2 and Class R4 shares.